UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period December 11, 2018 to December 31, 2018

Brazos Education Loan Authority, Inc.

(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported)	January 9, 2019

Commission File Number of securitizer:	025-04260

Central Index Key Number of securitizer:	0001758828

Ben Litle, President & Chief Executive Officer - (254) 297-7508

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☒

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 9, 2019

BRAZOS EDUCATION LOAN AUTHORITY, INC.
(Sponsor)

	By:	/s/ Ben Litle
	Name:	Ben Litle
	Title:	President & Chief Executive Officer